Principal joint operations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint operations [abstract]
Summary of principle joint operations	The Group’s principal joint operations at 31 December 2023 are summarised in the table below.

Company and country of incorporation/operation	Principal activities	Group interest (%)
Australia
Tomago Aluminium Joint Venture	Aluminium smelting	51.6
Gladstone Power Station Joint Venture	Power generation	42.1
Hope Downs Joint Venture	Iron ore mining	50
Western Range Joint Venture(a)	Iron ore mining	54
Queensland Alumina Limited(b)(c)	Alumina production	80
Pilbara Iron Arrangements	Infrastructure, corporate and mining services	See other relevant judgements call out box below
Canada
Aluminerie Alouette Inc.	Aluminium production	40
Pechiney Reynolds Quebec Inc(c)(d)	Aluminium smelting	50.2
New Zealand
New Zealand Aluminium Smelters Limited(b)(c)	Aluminium smelting	79.4
(a)The Group owns a 54% interest in the Western Range Joint Venture (WRJV), an unincorporated arrangement in the Pilbara. The Group recognises its equity share of assets, revenue and expenses relating to this arrangement. Liabilities are recognised at 54% with the exception of the close-down and restoration provision, which is recognised at 100% according to WRJV’s contractual obligations, with a corresponding 46% receivable from China Baowu Group, for the co-owner’s share.
(b)Although the Group has a 79.4% interest in New Zealand Aluminium Smelters Limited and an 80% interest in Queensland Alumina Limited, decisions about activities that significantly affect the returns that are generated require agreement of both parties to the joint arrangement, giving rise to joint control.
(c)Queensland Alumina Limited, New Zealand Aluminium Smelters Limited and Pechiney Reynolds Quebec Inc. are joint arrangements that are primarily designed for the provision of output to the parties sharing joint control. This indicates that the parties have rights to substantially all the economic benefits of the assets. The liabilities of the arrangements are in substance satisfied by cash flows received from the parties. This dependence indicates that the parties in effect have obligations for the liabilities. It is these facts and circumstances that give rise to the classification of these entities as joint operations.
(d)Pechiney Reynolds Quebec Inc., an entity incorporated in the United States, has a 50.1% interest in the Aluminerie de Bécancour, Inc. aluminium smelter, which is located in Canada. As Rio
Tinto owns 50.2% of Pechiney Reynolds Quebec Inc our effective ownership of the Bécancour smelter is 25.2%.